Document And Entity Information	Dec. 19, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 19, 2023
Entity Registrant Name	Leafly Holdings, Inc. /DE
Entity Central Index Key	0001785592
Entity Emerging Growth Company	true
Entity File Number	001-39119
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-2266022
Entity Address, Address Line One	113 Cherry Street
Entity Address, Address Line Two	PMB 88154
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98104-2205
City Area Code	206
Local Phone Number	455-9504
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	LFLY
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	LFLYW
Security Exchange Name	NASDAQ